Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified				12 Months Ended		12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Furniture and fixtures	Dec. 31, 2012 Furniture and fixtures	Dec. 31, 2013 Computer equipment and software	Dec. 31, 2012 Computer equipment and software	Dec. 31, 2013 Leasehold improvements	Dec. 31, 2012 Leasehold improvements
Property and Equipment
Estimated Useful Life				5 years		3 years
Property and equipment, gross		$ 859	$ 857	$ 68	$ 68	$ 286	$ 284	$ 505	$ 505
Less accumulated depreciation and amortization		(783)	(718)
Net Property Plant and Equipment	$ 60	$ 76	$ 139